Asset Measured at Fair Value on Nonrecurring Basis (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Unlisted shares JPY (¥)	Mar. 31, 2011 Unlisted shares Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Building and building improvements JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Building and building improvements Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Trademark JPY (¥)	Mar. 31, 2011 Trademark Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Customer relationship JPY (¥)	Mar. 31, 2010 Customer relationship JPY (¥)	Mar. 31, 2011 Customer relationship Fair Value, Inputs, Level 3 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Buildings and building improvements			¥ 0
Investments						17,000,000	17,000,000
Goodwill (Note 8)			10,367,000,000		10,367,000,000
Other intangible assets, fair value												4,757,000,000	4,757,000,000	725,000,000	1,378,000,000	725,000,000
Buildings and building improvements			(107,000,000)
Investments	(10,084,000)	(831,000,000)	(1,585,000,000)	(1,460,000,000)		(219,000,000)
Goodwill (Note 8)			(836,000,000)	(71,000,000)
Trademark (Note 8)			(559,000,000)
Customer relationship (Note 8)			(377,000,000)	(1,023,000,000)
Asset Impairment Charges			¥ (2,098,000,000)